Schedule of Investments (unaudited)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	$1,580	$1,552,329

Aerospace & Defense — 0.7%
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)	1,905	1,906,268
Spirit AeroSystems Inc., 3.85%, 06/15/26	1,184	1,136,664
		3,042,932
Agriculture — 0.7%
Turning Point Brands Inc., 5.63%, 02/15/26(a)	916	904,171
Vector Group Ltd., 10.50%, 11/01/26(a)(b)	2,099	2,120,896
		3,025,067
Airlines — 5.4%
Air Canada, 3.88%, 08/15/26(a)	4,713	4,532,915
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)(b)	1,226	1,325,531
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	8,064	8,007,804
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/29(a)(b)	3,101	2,952,565
United Airlines Inc., 4.38%, 04/15/26(a)	7,698	7,504,175
		24,322,990
Apparel — 1.3%
Hanesbrands Inc., 4.88%, 05/15/26(a)(b)	3,538	3,466,479
Under Armour Inc., 3.25%, 06/15/26	2,295	2,192,406
		5,658,885
Auto Parts & Equipment — 2.7%
Adient Global Holdings Ltd., 4.88%, 08/15/26(a)(b)	3,125	3,066,133
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(a)(b)	3,475	3,474,255
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26(b)	3,534	3,487,861
IHO Verwaltungs GmbH, 4.75%, 09/15/26, (4.75% Cash and 5.50% PIK)(a)(c)	1,945	1,896,784
		11,925,033
Banks — 1.7%
Freedom Mortgage Corp., 7.63%, 05/01/26(a)	1,969	1,970,712
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(b)	5,842	5,841,192
		7,811,904
Chemicals — 1.7%
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	1,953	1,821,243
Mativ Holdings Inc., 6.88%, 10/01/26(a)(b)	1,273	1,271,829
Rayonier AM Products Inc., 7.63%, 01/15/26(a)	1,791	1,703,691
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	2,990	2,918,406
		7,715,169
Commercial Services — 5.1%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	2,165	2,139,939
Block Inc., 2.75%, 06/01/26(b)	3,927	3,736,617
Cimpress PLC, 7.00%, 06/15/26	2,065	2,062,909
Graham Holdings Co., 5.75%, 06/01/26(a)	1,570	1,563,430
Hertz Corp. (The), 4.63%, 12/01/26(a)(b)	1,972	1,488,530
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26(a)	1,470	1,462,575
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	5,366	5,359,433
Security	Par (000)	Value

Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	$1,773	$1,731,283
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	3,341	3,290,792
		22,835,508
Computers — 3.0%
Vericast Corp., 11.00%,	4,408	4,385,861
Western Digital Corp., 4.75%, 02/15/26	9,042	8,895,103
		13,280,964
Cosmetics & Personal Care — 1.1%
Coty Inc., 5.00%, 04/15/26(a)	2,551	2,523,788
Perrigo Finance Unlimited Co., 4.38%, 03/15/26	2,650	2,589,627
		5,113,415
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26(a)(d)(e)	75	30,608

Diversified Financial Services — 5.8%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	1,051	1,020,461
Credit Acceptance Corp., 6.63%, 03/15/26(b)	1,480	1,480,611
GGAM Finance Ltd., 7.75%, 05/15/26(a)	1,577	1,614,740
goeasy Ltd., 4.38%, 05/01/26(a)(b)	1,264	1,226,803
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(a)	1,194	1,184,158
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	1,124	1,043,641
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(a)	1,967	1,934,771
Navient Corp., 6.75%, 06/15/26(b)	1,894	1,914,878
OneMain Finance Corp., 7.13%, 03/15/26	6,260	6,369,584
PHH Mortgage Corp., 7.88%, 03/15/26(a)	1,164	1,145,237
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	4,519	4,268,909
SLM Corp., 3.13%, 11/02/26(b)	1,895	1,794,388
World Acceptance Corp., 7.00%, 11/01/26(a)	1,072	1,031,844
		26,030,025
Electric — 2.0%
Calpine Corp., 5.25%, 06/01/26(a)	1,650	1,636,730
NextEra Energy Operating Partners LP, 3.88%, 10/15/26(a)(b)	1,946	1,867,233
Terraform Global Operating LP, 6.13%, 03/01/26(a)	1,397	1,393,001
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	3,879	3,847,691
		8,744,655
Energy - Alternate Sources — 0.3%
Sunnova Energy Corp., 5.88%, 09/01/26(a)(b)	1,595	1,320,321

Engineering & Construction — 0.5%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(a)	1,472	1,467,982
INNOVATE Corp., 8.50%, 02/01/26(a)	1,169	894,550
		2,362,532
Entertainment — 2.9%
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	977	975,807
Empire Resorts Inc., 7.75%, 11/01/26(a)	1,120	1,080,440
International Game Technology PLC, 4.13%, 04/15/26(a)	2,945	2,885,588
Live Nation Entertainment Inc., 5.63%, 03/15/26(a)	1,094	1,084,206
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	1,540	1,525,443
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)	4,592	4,297,943
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)(b)	1,380	1,345,905
		13,195,332

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.8%
GFL Environmental Inc., 5.13%, 12/15/26(a)	$1,804	$1,787,842
Waste Pro USA Inc., 5.50%, 02/15/26(a)	1,965	1,950,277
		3,738,119
Food — 1.4%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	2,946	2,848,356
7.50%, 03/15/26(a)	2,161	2,190,529
Sigma Holdco BV, 7.88%, 05/15/26(a)	1,007	996,218
		6,035,103
Forest Products & Paper — 0.2%
Mercer International Inc., 5.50%, 01/15/26	1,120	1,090,011
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	2,657	2,616,178

Health Care - Services — 2.0%
IQVIA Inc., 5.00%, 10/15/26(a)	4,125	4,065,808
Select Medical Corp., 6.25%, 08/15/26(a)(b)	4,807	4,843,163
		8,908,971
Holding Companies - Diversified — 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26	4,906	4,891,943
Home Builders — 0.3%
Forestar Group Inc., 3.85%, 05/15/26(a)	1,448	1,399,293
Housewares — 1.9%
Newell Brands Inc., 5.70%, 04/01/26	7,697	7,681,648
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	917	906,336
		8,587,984
Internet — 1.6%
Cogent Communications Group Inc., 3.50%, 05/01/26(a)(b)	1,944	1,869,494
Uber Technologies Inc., 8.00%, 11/01/26(a)	5,407	5,434,269
		7,303,763
Iron & Steel — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	2,269	2,039,016
Leisure Time — 5.0%
Carnival Corp., 7.63%, 03/01/26(a)	5,326	5,375,451
Life Time Inc.
5.75%, 01/15/26(a)(b)	3,632	3,617,802
8.00%, 04/15/26(a)	1,700	1,724,055
NCL Corp. Ltd., 5.88%, 03/15/26(a)	5,608	5,581,853
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)(b)	2,391	2,328,191
5.50%, 08/31/26(a)	3,934	3,916,362
		22,543,714
Lodging — 3.2%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26(a)	1,950	1,875,768
Melco Resorts Finance Ltd., 5.25%, 04/26/26(f)	1,970	1,907,440
MGM China Holdings Ltd., 5.88%, 05/15/26(a)(b)	2,915	2,886,241
MGM Resorts International, 4.63%, 09/01/26(b)	1,448	1,418,948
Travel & Leisure Co., 6.63%, 07/31/26(a)	2,471	2,494,812
Wynn Macau Ltd., 5.50%, 01/15/26(a)	3,930	3,861,962
		14,445,171
Security	Par (000)	Value

Machinery — 0.3%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26(a)	$1,130	$1,131,547
Manufacturing — 1.7%
Enpro Inc., 5.75%, 10/15/26	1,380	1,380,925
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	1,849	1,841,635
12.25%, 11/15/26(a)(b)	2,994	2,979,948
Hillenbrand Inc., 5.00%, 09/15/26	1,472	1,454,112
		7,656,620
Media — 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/26(a)	2,850	2,834,259
DISH DBS Corp.
5.25%, 12/01/26(a)	9,478	7,883,223
7.75%, 07/01/26	6,895	4,432,355
Gannett Holdings LLC, 6.00%, 11/01/26(a)	1,027	998,678
iHeartCommunications Inc., 6.38%, 05/01/26	2,720	2,307,555
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(a)	3,161	2,530,734
Sirius XM Radio Inc., 3.13%, 09/01/26(a)	3,935	3,743,916
TEGNA Inc., 4.75%, 03/15/26(a)	2,075	2,044,199
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	1,933	1,906,056
		28,680,975
Mining — 1.5%
Constellium SE, 5.88%, 02/15/26(a)	900	898,914
Hudbay Minerals Inc., 4.50%, 04/01/26(f)	2,181	2,134,524
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(a)	1,064	1,065,258
Novelis Corp., 3.25%, 11/15/26(a)	2,944	2,802,508
		6,901,204
Oil & Gas — 7.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	2,944	2,984,878
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(a)	2,361	2,363,725
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)	1,504	1,488,596
California Resources Corp., 7.13%, 02/01/26(a)(b)	2,181	2,185,978
Chesapeake Energy Corp., 5.50%, 02/01/26(a)	1,962	1,951,827
Chord Energy Corp., 6.38%, 06/01/26(a)	1,568	1,575,329
Civitas Resources Inc., 5.00%, 10/15/26(a)	1,468	1,438,045
Gulfport Energy Corp., 8.00%, 05/17/26(b)	2,127	2,156,687
Harbour Energy PLC, 5.50%, 10/15/26(a)	1,900	1,873,645
Ithaca Energy North Sea PLC, 9.00%, 07/15/26(a)	2,435	2,467,493
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	1,569	1,565,732
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26(a)(b)	2,673	2,673,856
Nabors Industries Ltd., 7.25%, 01/15/26(a)(b)	1,975	2,010,807
Permian Resources Operating LLC
5.38%, 01/15/26(a)	1,072	1,068,538
7.75%, 02/15/26(a)	1,180	1,195,936
SM Energy Co., 6.75%, 09/15/26	1,653	1,653,652
Strathcona Resources Ltd., 6.88%, 08/01/26(a)(b)	1,905	1,918,732
W&T Offshore Inc., 11.75%, 02/01/26(a)(b)	1,025	1,051,459
		33,624,915
Oil & Gas Services — 0.6%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)(b)	1,569	1,581,289
Welltec International ApS, 8.25%, 10/15/26(a)	1,127	1,153,816
		2,735,105

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 4.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	$4,280	$3,626,134
Ball Corp., 4.88%, 03/15/26(b)	965	951,722
Berry Global Inc., 4.50%, 02/15/26(a)(b)	1,185	1,158,600
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	1,470	1,422,778
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(b)	3,437	3,389,711
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	1,371	1,426,397
LABL Inc., 6.75%, 07/15/26(a)	2,753	2,739,219
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)	4,125	4,040,330
		18,754,891
Pipelines — 3.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(a)	1,077	1,075,981
Buckeye Partners LP, 3.95%, 12/01/26	2,359	2,275,841
EQM Midstream Partners LP, 4.13%, 12/01/26(b)	1,897	1,852,107
Hess Midstream Operations LP, 5.63%, 02/15/26(a)(b)	3,123	3,107,604
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	5,857	5,443,403
NuStar Logistics LP, 6.00%, 06/01/26	1,905	1,909,617
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26	1,179	1,165,833
		16,830,386
Real Estate Investment Trusts — 3.7%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)(b)	3,848	3,807,567
Diversified Healthcare Trust,0.00%, 01/15/26(a)(g)	3,696	3,265,003
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26(b)	1,967	1,766,959
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)(b)	1,938	1,849,421
Service Properties Trust
4.75%, 10/01/26(b)	1,765	1,691,493
5.25%, 02/15/26	1,364	1,342,171
Starwood Property Trust Inc., 3.63%, 07/15/26(a)	1,574	1,498,904
Vornado Realty LP, 2.15%, 06/01/26(b)	1,572	1,475,265
		16,696,783
Retail — 5.7%
Advance Auto Parts Inc., 5.90%, 03/09/26(b)	1,095	1,096,396
Beacon Roofing Supply Inc., 4.50%, 11/15/26(a)	1,094	1,061,997
CEC Entertainment LLC, 6.75%, 05/01/26(a)	2,471	2,469,756
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26(a)(b)	2,340	2,349,350
Guitar Center Inc., 8.50%, 01/15/26(a)	1,984	1,767,380
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(a)	3,227	3,238,123
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(a)	4,322	4,341,081
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(a)	2,852	2,809,783
Walgreens Boots Alliance Inc., 3.45%, 06/01/26	5,484	5,219,890
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(a)(b)(c)	1,085	1,086,392
		25,440,148
Security	Par (000)	Value

Software — 1.5%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	$1,569	$1,566,107
Camelot Finance SA, 4.50%, 11/01/26(a)	2,653	2,590,777
Consensus Cloud Solutions Inc., 6.00%, 10/15/26(a)(b)	1,027	1,006,813
Fair Isaac Corp., 5.25%, 05/15/26(a)(b)	1,577	1,569,836
		6,733,533
Telecommunications — 4.0%
CommScope Inc., 6.00%, 03/01/26(a)	5,482	5,155,371
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	7,965	7,832,437
Hughes Satellite Systems Corp., 5.25%, 08/01/26(b)	2,937	2,239,817
Iliad Holding SASU, 6.50%, 10/15/26(a)	2,750	2,756,761
		17,984,386
Trucking & Leasing — 0.5%
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	2,390	2,278,798

Total Long-Term Investments — 95.3%
(Cost: $425,013,649)		427,016,226

	Share

Short-Term Securities

Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(h)(i)(j)	50,498,592	50,518,791
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(h)(i)	11,860,000	11,860,000

Total Short-Term Securities — 13.9%
(Cost: $62,371,384)		62,378,791

Total Investments — 109.2%
(Cost: $487,385,033)		489,395,017

Liabilities in Excess of Other Assets — (9.2)%		(41,266,607)

Net Assets — 100.0%		$448,128,410

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Zero-coupon bond.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,440,767	$29,081,925	(a)	$—	$(6,130)	$2,229	$50,518,791	50,498,592	$212,067	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	10,730,000	(a)	—	—	—	11,860,000	11,860,000	339,871		—
					$(6,130)	$2,229	$62,378,791		$551,938		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$427,016,226	$—	$427,016,226
Short-Term Securities
Money Market Funds	62,378,791	—	—	62,378,791
	$62,378,791	$427,016,226	$—	$489,395,017

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust

4